FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES, DEBENTURES (Details) - Senior Secured Notes - Level 1 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2022
Borrowings, original currency	U.S. dollar
Principal	$ 488,389	$ 493,701
Interest accrued	15,556	11,910
Total debt	$ 503,945	$ 505,611